SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SHARE CAPITAL

11. SHARE CAPITAL

(a)	AUTHORIZED
Unlimited number of common shares
One special voting share

(b)	COMMON SHARES ISSUED

	Number of
	Shares	Amount
Balance, January 1, 2022	36,494,228	$147,729,846
Funds from common shares issued on private placement	1,126,635	3,184,332
Fair value of warrants issued on private placement	-	(656,734)
Share issue costs	-	(247,892)
Shares issued to settle accounts payable	5,422	40,029
Funds from the exercise of stock options	143,437	418,845
Fair value of stock options exercised	-	374,129
Funds from the exercise of warrants and compensation warrants	72,500	284,437
Fair value of warrants and compensation warrants exercised	-	79,547
Adjustment for 10 for 1 share consolidation	(272)	-
Balance, December 31, 2022	37,841,950	151,206,539
Funds from common shares issued through ATM financing	227,673	983,194
Funds from common shares issued on private placement	1,786,000	1,607,400
Fair value of warrants issued on private placement	-	(954,537)
Share issue costs	-	(578,317)
Funds from the exercise of stock options	268,356	668,259
Fair value of stock options exercised	-	587,035
Funds from the exercise of warrants and compensation warrants	2,364,066	7,767,067
Fair value of warrants and compensation warrants exercised	-	4,418,783
Balance, December 31, 2023	42,488,045	165,705,423
Funds from common shares issued through ATM financing	5,449,723	9,362,235
Funds from common shares issued on private placement	24,693,643	69,211,854
Fair value of warrants issued on private placement	-	(31,164,688)
Share issue costs	-	(878,185)
Funds from the exercise of stock options	597,151	754,711
Fair value of stock options exercised	-	2,209,196
Funds from the exercise of warrants and compensation warrants	3,278,595	3,725,565
Fair value of warrants and compensation warrants exercised	-	4,816,224
Balance, December 31, 2024	76,507,157	$223,742,335

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

11. SHARE CAPITAL (Continued)

2022

In 2020, the Company engaged with a firm to assist with its shareholder communications strategy. The terms of the agreement require the Company to issue common shares at certain pre-determined dates in satisfaction of past services rendered. During the year ended December 31, 2022, the Company settled $40,029 in accounts payable related to services rendered in 2022 under this agreement by issuing 5,422 common shares at a price of $7.38 (CAD$9.38) per share to the firm.

On December 2, 2022, the Company completed a non-brokered private placement offering of 1,126,635 units at a price of $2.78 (CAD$3.81) per unit for gross proceeds of $3,184,332 (CAD$4,292,479). Each unit consists of one common share and one half common share purchase warrant. Each whole warrant entitles the holder to purchase one common share of the Company at a price of $3.61 (CAD$4.95) per share until December 2, 2025. The Company paid finders’ fees aggregating to $42,090 (CAD$57,897) to four firms. The Company paid other share issue costs of $205,802 related to this private placement offering.

One director subscribed for 10,000 units of this private placement offering for gross proceeds of $27,800 (CAD$38,100).

The fair value of the share purchase warrants and broker warrants was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: dividend yield of 0%, risk-free interest rate of 3.48%, volatility of 69.93%, and estimated life of 3 years. The estimated fair value assigned to the warrants was $656,734.

2023

During the year ended December 31, 2023, the Company raised gross proceeds of $983,194 from the issuance of 227,673 common shares through an Equity Distribution Agreement, (“EDA”) with multiple agents. Pursuant to the EDA, the Company established an at-the-market (“ATM”) equity offering program whereby the Company may, at its discretion, during the term of the ATM agreement issue and sell, through the agents such number of common shares of the Company as would result in aggregate gross proceeds to the Company of up to $30,000,000. The agents were paid a commission of 3% or $29,486 of the gross proceeds raised through the ATM. The Company incurred additional financing costs including legal and filing fees of $291,226.

On December 4, 2023, the Company raised gross proceeds of $1,607,400 from the issuance of 1,786,000 units through an underwritten public offering in the United States. The Offering consisted of 1,600,000 common shares of the Company and warrants to purchase up to 1,600,000 common shares of the Company at a combined public offering price of $0.90 per common share and accompanying warrant. Each warrant has an exercise price of $1.12 per common share and is exercisable for five years from the date of issuance. In addition, the Company granted the underwriter a 45 day option to purchase up to an additional 240,000 common shares and/or warrants to purchase up to an additional 240,000 common shares at the public offering price in any combination, less underwriting discounts and commissions, which the underwriter has partially exercised to purchase 186,000 additional common shares and additional warrants to purchase up to 186,000 common shares. The agents were paid a commission of 7% or $112,518 of the gross proceeds raised. The Company incurred additional financing costs including legal and filing fees of $145,089.

The fair value of the share purchase warrants was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: dividend yield of 0%, risk-free interest rate of 3.54%, volatility of 75.66%, and estimated life of 5 years. The estimated fair value assigned to the warrants was $954,537 (Note 10).

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

11. SHARE CAPITAL (Continued)

2024

January 24, 2024

On January 24, 2024, the Company raised gross proceeds of CA$6,219,667 ($4,613,312) from the issuance of 5,098,088 units through a private placement financing facility at an offering price CA$1.22 ($0.90). Each unit consisted of one common share of the Company and one common share purchase warrant to purchase up to 5,098,088 common shares for a period of five (5) years from the date of closing at a price of CA$1.52 ($1.12) per share.

Directors, management and employees acquired 459,522 units of the Offering for gross proceeds of CA$560,617 ($415,272).

The fair value of the share purchase warrants was estimated using the Black Scholes option pricing model with the following weighted average assumptions: dividend yield of 0%, risk free interest rate of 3.5%, volatility of 78.35%, and estimated life of 5 years. The estimated fair value assigned to the warrants was $2,815,861.

May 3, 2024

On May 3, 2024, the Company raised gross proceeds of CA$10,000,000 ($7,299,270) from the issuance of 3,258,390 units through a non brokered private placement financing offering at a price CA$3.069 ($2.24). Each unit consisted of one common share of the Company and one common share purchase warrant to purchase up to 3,258,390 common shares for a period of five (5) years from the date of closing at a price of CA$4.26 per share.

The fair value of the share purchase warrants was estimated using the Black Scholes option pricing model with the following weighted average assumptions: dividend yield of 0%, risk free interest rate of 3.67%, volatility of 83%, and estimated life of 5 years. The estimated fair value assigned to the warrants was $4,513,393.

May 10, 2024

On May 10, 2024, the Company raised gross proceeds of CA$10,000,000 ($7,299,270) from the issuance of 3,448,275 units through a non brokered private placement financing at a price CA$2.90 ($2.12). Each unit consisted of one common share of the Company and one common share purchase warrant to purchase up to 3,448,275 common shares for a period of five (5) years from the date of closing at a price of CA$4.26 per share.

The fair value of the share purchase warrants was estimated using the Black Scholes option pricing model with the following weighted average assumptions: dividend yield of 0%, risk free interest rate of 3.67%, volatility of 83%, and estimated life of 5 years. The estimated fair value assigned to the warrants was $4,435,105.

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

11. SHARE CAPITAL (Continued)

July 19, 2024

On July 19, 2024, the Company raised gross proceeds of CA$13,700,003 ($10,000,000) from the issuance of 3,333,334 units through a non brokered private placement financing at a price CA$4.09 ($3.00). Each unit consisted of one common share of the Company and one common share purchase warrant to purchase up to 3,333,334 common shares for a period of five (5) years from the date of closing at a price of CA$5.45 ($4.00) per share.

The fair value of the share purchase warrants was estimated using the Black Scholes option pricing model with the following weighted average assumptions: dividend yield of 0%, risk free interest rate of 3.35%, volatility of 85.93%, and estimated life of 5 years. The estimated fair value assigned to the warrants was $6,430,362.

September 25, 2024

On September 25, 2024, the Company raised gross proceeds of CA$20,400,000 ($15,000,000) from the issuance of 4,000,000 units through a non brokered private placement financing at a price CA$5.10 ($3.75). Each unit consisted of one common share of the Company and one-half common share purchase warrant to purchase up to 2,000,000 common shares for a period of five (5) years from the date of closing at a price of CA$6.78 ($5.00) per share.

The fair value of the share purchase warrants was estimated using the Black Scholes option pricing model with the following weighted average assumptions: dividend yield of 0%, risk free interest rate of 2.79%, volatility of 87.63%, and estimated life of 5 years. The estimated fair value assigned to the warrants was $4,842,347.

December 3, 2024

On December 3, 2024, the Company raised gross proceeds of CA$35,000,003 ($25,000,002) from the issuance of 5,555,556 units through a non brokered private placement financing at a price CA$6.29 ($4.50). Each unit consisted of one common share of the Company and one-half common share purchase warrant to purchase up to 2,777,778 common shares for a period of five (5) years from the date of closing at a price of $6.00 per share.

The fair value of the share purchase warrants was estimated using the Black Scholes option pricing model with the following weighted average assumptions: dividend yield of 0%, risk free interest rate of 2.91%, volatility of 88.05%, and estimated life of 5 years. The estimated fair value assigned to the warrants was $8,127,620.

The Company incurred other share issuance costs of $597,318 related to these financings.

ATM Financing

During the year ended December 31, 2024, the Company raised gross proceeds of $9,362,235 from the issuance of 5,449,723 common shares at an average price of $1.72 per common share through the EDA. The Agent was paid a commission of 3% or $280,867 on the gross proceeds raised from the ATM.

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)